Leases - Summary of right-of use assets (Detail) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 14,462	€ 13,332